Organization and Business Description (Details) - Schedule of Unaudited Operation Statement - Pai Ming Shenzhen [Member] - USD ($)	5 Months Ended			12 Months Ended
	Dec. 10, 2021	Dec. 10, 2021	Jun. 30, 2021	Jun. 30, 2021
Condensed Income Statements, Captions [Line Items]
REVENUE, net			$ 36,273
COST OF REVENUE			32,229
GROSS PROFIT			4,044
OPERATING EXPENSES
Selling expenses			37,809
General and administrative expenses			182,628
Total operating expenses			220,437
LOSS FROM OPERATIONS			(216,393)
OTHER INCOME
Other income, net			243
Total other income, net			243
LOSS BEFORE INCOME TAX PROVISION			(216,150)
PROVISION FOR INCOME TAXES
NET LOSS			$ (216,150)	$ (216,150)
VIE [Member]
Condensed Income Statements, Captions [Line Items]
REVENUE, net		$ 72,425
COST OF REVENUE		1,122
GROSS PROFIT		71,303
OPERATING EXPENSES
Selling expenses		14,265
General and administrative expenses		75,751
Total operating expenses		90,016
LOSS FROM OPERATIONS		(18,713)
OTHER INCOME
Other income, net		92
Total other income, net		92
LOSS BEFORE INCOME TAX PROVISION		(18,621)
PROVISION FOR INCOME TAXES
NET LOSS	$ (18,621)	$ (18,621)